Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments: Foreign Offices and Subsidiaries) (Detail) - Foreign Offices and Subsidiaries, Pension Benefits [Member] - JPY (¥)
¥ in Millions
		Mar. 31, 2017		Dec. 31, 2016	Mar. 31, 2016		Dec. 31, 2015	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	[1]	¥ 224,874			¥ 324,456
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	[1]	138,919			220,085
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	[1]	85,195			103,386
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		760	[1]		985	[1]		¥ 899
Non-Japanese Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		19,972			16,218
Non-Japanese Government Bonds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		16,161
Non-Japanese Government Bonds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		3,811			16,218
Other Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		67,956			72,253
Other Debt Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		67,956			72,253
Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		856			891
Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		856			891
Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		38,668			34,383
Non-Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		37,986			33,312
Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		682			1,071
Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	[2]	93,910			195,528
Other Investment Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		83,868			185,191
Other Investment Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		10,042			10,337
Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		3,512			5,183
Other Investments [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		48			691
Other Investments [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		2,704			3,507
Other Investments [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets		¥ 760			¥ 985			¥ 899
MUAH [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets				¥ 79,763			¥ 174,082
MUAH [Member] | Other Investment Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets				¥ 310			¥ 512

[1]	Investments in which fair value was measured based on net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. See Note 1 for the adoption of the new guidance.
[2]	Other investment funds of the foreign offices and subsidiaries include mutual funds and real estate funds of ¥174,082 million and ¥512 million, respectively, which were held by MUAH at December 31, 2015 and ¥79,763 million and ¥310 million, respectively, at December 31, 2016.